FINANCIAL INSTRUMENTS (Schedule of Changes in Liabilities Arising From Financing Activities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	$ 1,776
Payments	(530)
Foreign exchange movement	177
Cash from new loans	279
New leases	282
Ending	1,984
Bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	1,673
Payments	(419)
Foreign exchange movement	177
Cash from new loans	279
New leases
Ending	1,710
Capital lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning	103
Payments	(111)
Foreign exchange movement
Cash from new loans
New leases	282
Ending	$ 274